Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Key Management Personnel [Member]
Statement Line Items [Line Items]
Directors fees paid			$ 35,000
Transactions with related party			222,000
Hunter Dickinson Inc. [Member]
Statement Line Items [Line Items]
Directors fees paid			187,000
Services received from HDSI and as requested by the Company	1,419,000	1,042,000	1,389,000
Information technology-infrastructure and support services	60,000	60,000	111,000
Reimbursement of third-party expenses incurred on behalf of the Company	139,000	35,000	73,000
Transactions with related party	1,618,000	1,137,000	1,760,000
United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Reimbursement of third-party expenses incurred on behalf of the Company	27,000	18,000
Acquisition of mineral property interests		504,000
Transactions with related party	$ 27,000	$ 522,000